SCHEDULE OF OTHER RECEIVABLES (Details) (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($)
SPAC [member]
IfrsStatementLineItems [Line Items]
Anticipated transaction costs	$ 3,123